Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Change in Carrying Amount of Goodwill
The change in carrying amount of goodwill is summarized as follows (in thousands):

Goodwill as of January 1, 2022	$1,617,880
Foreign currency translation adjustments	187

Goodwill as of March 31, 2022	$1,618,067

The change in carrying amount of goodwill is summarized as follows (in thousands):

Goodwill as of January 1, 2020	$1,614,157
Foreign currency translation adjustments	166
Disposition from divestiture	(8,695)

Goodwill as of December 31, 2020	$1,605,628
Foreign currency translation adjustments	1
Acquisitions (see Note 5)	12,251

Goodwill as of December 31, 2021	$1,617,880

Summary of Intangible Assets
Intangible assets consisted of the following as of March 31, 2022 (in thousands):

	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-average remaining life (in years)
Customer relationships	$438,350	$(267,123)	$171,227	4.1 years
Trademarks	96,905	(58,818)	38,087	3.8 years
Non-compete agreements	588	(588)	—

Intangible assets subject to amortization	535,843	(326,529)	209,314
Indefinite-lived assets	62	—	62

Intangible assets, net	$535,905	$(326,529)	$209,376

Intangible assets consisted of the following as of December 31, 2021 (in thousands):

	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-average remaining life (in years)
Customer relationships	$438,002	$(256,885)	$181,117	4.6 years
Trademarks	96,902	(56,710)	40,192	4.2 years
Non-compete agreements	588	(588)	—

Intangible assets subject to amortization	535,492	(314,183)	221,309
Indefinite-lived assets	62	—	62

Intangible assets, net	$535,554	$(314,183)	$221,371

The intangible assets are summarized as follows (in thousands):

	Intangible Assets, Gross			Accumulated Amortization			Intangible Assets, Net
	January 1, 2021	Additions and retirements	December 31, 2021	January 1, 2021	Expense and retirements, net	December 31, 2021	January 1, 2021	December 31, 2021	Weighted average remaining life as of December 31, 2021

Customer relationships	$437,999	$3	$438,002	$(214,923)	$(41,962)	$(256,885)	$223,076	$181,117	4.6 years
Trademarks	96,501	401	96,902	(47,223)	(9,487)	(56,710)	49,278	40,192	4.2 years
Non-compete agreements	588	—	588	(588)	—	(588)	—	—

Intangible assets subject to amortization	$535,088	$404	$535,492	$(262,734)	$(51,449)	$(314,183)	$272,354	$221,309

Indefinite-lived assets	62	—	62	—	—	—	62	62

Intangible assets, net	$535,150	$404	$535,554	$(262,734)	$(51,449)	$(314,183)	$272,416	$221,371

	Intangible Assets, Gross			Accumulated Amortization			Intangible Assets, Net
	January 1, 2020	Additions and retirements	December 31, 2020	January 1, 2020	Expense and retirements, net	December 31, 2020	January 1, 2020	December 31, 2020	Weighted average remaining life as of December 31, 2020

Customer relationships	$436,182	$1,817	$437,999	$(170,643)	$(44,280)	$(214,923)	$265,539	$223,076	5.6 years
Trademarks	97,185	(684)	96,501	(37,704)	(9,519)	(47,223)	59,481	49,278	5.2 years
Non-compete agreements	588	—	588	(588)	—	(588)	—	—	—

Intangible assets subject to amortization	$533,955	$1,133	$535,088	$(208,935)	$(53,799)	$(262,734)	$325,020	$272,354

Indefinite-lived assets	62	—	62	—	—	—	62	62

Intangible assets, net	$534,017	$1,133	$535,150	$(208,935)	$(53,799)	$(262,734)	$325,082	$272,416

Schedule of Estimated Future Amortization Expense	The intangible asset balance remaining as of March 31, 2022 will be amortized into expense in future years as follows (in thousands):

2022 (remaining nine months)	$36,467
2023	46,715
2024	45,150
2025	39,308
2026	35,584
2027 and thereafter	6,090

Total amortization expense related to acquired intangible assets	$209,314

The intangible asset balance remaining as of December 31, 2021 will be amortized into expense in future years as follows (in thousands):